SCHEDULE OF PRE TAX LOSS AND INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Loss for the year	$ (3,989,276)	$ (3,939,961)
Expected income tax (recovery)	(766,000)	(978,000)
Deferred income tax (recovery)	766,000	978,000
Deferred income tax recovery
CANADA
Loss for the year	(3,110,348)	(2,418,491)
Expected income tax (recovery)	(589,000)	(659,000)
Deferred income tax (recovery)	589,000	659,000
UNITED STATES
Loss for the year	(878,928)	(1,521,470)
Expected income tax (recovery)	(177,000)	(319,000)
Deferred income tax (recovery)	$ 177,000	$ 319,000